Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis (audited) (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	100.00%
Financial assets	£ 1,119,650,000,000	£ 1,113,200,000,000
Treasury assets ECL	9,000,000
Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Threshold for adjustments excluded from sensitivity analysis	10,000,000
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 2,053,000,000
Loans and advances [member] | Key principal portfolios [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	3.00%
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 339,115,000,000	£ 326,406,000,000
Coverage ratio	1.80%	2.00%
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 298,559,000,000	£ 280,538,000,000
Coverage ratio	0.20%	0.20%
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 35,861,000,000	£ 40,732,000,000
Coverage ratio	6.20%	6.20%
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,695,000,000	£ 5,136,000,000
Coverage ratio	40.70%	39.60%
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 345,423,000,000	£ 333,176,000,000
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	299,266,000,000	281,226,000,000
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,234,000,000	43,447,000,000
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,923,000,000	8,503,000,000
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,308,000,000	6,770,000,000
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	707,000,000	688,000,000
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,373,000,000	2,715,000,000
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,228,000,000	£ 3,367,000,000
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ (1,000,000)
Home loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	13.20%	12.70%
Management adjustments to impairment allowances, including forbearance	£ (57,000,000)	£ (59,000,000)
Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 154,479,000,000	£ 150,284,000,000
Coverage ratio	0.30%	0.30%
Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 135,691,000,000	£ 130,035,000,000
Coverage ratio	0.00%	0.00%
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,979,000,000	£ 18,124,000,000
Coverage ratio	0.40%	0.50%
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,809,000,000	£ 2,125,000,000
Coverage ratio	16.10%	14.20%
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 154,911,000,000	£ 150,748,000,000
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	135,713,000,000	130,066,000,000
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,043,000,000	18,206,000,000
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,155,000,000	2,476,000,000
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	432,000,000	464,000,000
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,000,000	31,000,000
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	64,000,000	82,000,000
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	346,000,000	£ 351,000,000
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 1,863,000,000
Credit cards, unsecured loans and other retail lending [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	6.30%	7.20%
Management adjustments to impairment allowances, including forbearance	£ (308,000,000)	£ (385,000,000)
UK economic uncertainty adjustment	100,000,000
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 55,296,000,000	£ 56,431,000,000
Coverage ratio	8.10%	8.60%
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,470,000,000	£ 45,257,000,000
Coverage ratio	1.20%	1.20%
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,752,000,000	£ 9,925,000,000
Coverage ratio	18.70%	18.80%
UK economic uncertainty adjustment	£ 100,000,000
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,074,000,000	£ 1,249,000,000
Coverage ratio	68.50%	66.80%
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 60,180,000,000	£ 61,774,000,000
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	46,012,000,000	45,785,000,000
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,759,000,000	12,229,000,000
Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,409,000,000	3,760,000,000
Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,884,000,000	5,343,000,000
Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	542,000,000	528,000,000
Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,007,000,000	2,304,000,000
Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,335,000,000	£ 2,511,000,000
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	9.00%
ECL movement excluding assets derecognised due to disposals and write-off	£ 191,000,000
Increase (decrease) in coverage rates	9.00%
Wholesale loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	(2.50%)	(0.60%)
Management adjustments to impairment allowances, including forbearance	£ 25,000,000	£ 6,000,000
UK economic uncertainty adjustment	50,000,000
Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 129,340,000,000	£ 119,691,000,000
Coverage ratio	0.80%	0.80%
Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 117,398,000,000	£ 105,246,000,000
Coverage ratio	0.10%	0.10%
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,130,000,000	£ 12,683,000,000
Coverage ratio	2.90%	2.50%
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,812,000,000	£ 1,762,000,000
Coverage ratio	23.20%	22.30%
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 130,332,000,000	£ 120,654,000,000
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	117,541,000,000	105,375,000,000
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,432,000,000	13,012,000,000
Wholesale loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,359,000,000	2,267,000,000
Wholesale loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	992,000,000	963,000,000
Wholesale loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	143,000,000	129,000,000
Wholesale loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	302,000,000	329,000,000
Wholesale loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	547,000,000	£ 505,000,000
Wholesale loans [member] | Impairment allowance [member] | Expected credit losses individually assessed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 419,000,000
United States [member] | Federal funds rate [member] | Min [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%
United States [member] | Federal funds rate [member] | Max [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of method, parameters and assumptions used in preparing sensitivity analysis reflecting interdependencies between risk variables	Scenario weights (audited) The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the Baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the Baseline; the further from the Baseline, the smaller the weight. This is reflected in the table below where the probability weights of the scenarios as of 31 December 2019 are shown. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, credit cards and unsecured consumer loans are highly sensitive to unemployment.
Term at which scenario converges to steady state	8 years
Credit risk [member] | Key principal portfolios [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 207,000,000
Increase (decrease) in transfers into stage 2 (from stage 1), percentage	1.00%
Credit risk [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	80.00%
Credit risk [member] | Financial assets at amortised cost [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances at amortised cost, percentage	80.00%
Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in transfers into stage 2 (from stage 1)	£ 3,454,000,000
Credit risk [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	£ (29,000,000,000)
Credit risk [member] | Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	2.00%
Credit risk [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Credit risk [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.00%	0.50%
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,889,000,000	£ 17,455,000,000
Credit risk [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670,000,000	1,104,000,000
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	137,929,000,000	115,573,000,000
Credit risk [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	315,000,000	14,000,000
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41,000,000	7,000,000
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	268,000,000	6,000,000
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,000,000	£ 1,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.80%	18.40%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.10%	73.40%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.20%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | UK Downward scenario [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers out of Stage 2 (to stage 1)	£ 294,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	(0.83%)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers out of Stage 2 (to stage 1)	£ 214,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	(0.78%)
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,406,000,000	£ 10,943,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008,000,000	2,999,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	68,619,000,000	30,494,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,547,000,000	4,568,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,844,000,000	2,013,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,198,000,000	2,200,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 505,000,000	£ 355,000,000
Credit risk [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%	2.80%
Credit risk [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.90%	28.60%
Credit risk [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Credit risk [member] | Wholesale loans [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	0.13%
Credit risk [member] | Wholesale loans [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	1.55%
Credit risk [member] | Wholesale loans [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance	£ 39,000,000
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,947,000,000	£ 11,377,000,000
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489,000,000	1,165,000,000
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	160,544,000,000	80,835,000,000
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	741,000,000	831,000,000
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	414,000,000	323,000,000
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	118,000,000	333,000,000
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 209,000,000	£ 175,000,000
Credit risk [member] | United Kingdom | Home loans [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.40%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period applicable in scenario model to calculate expected credit losses	5 years
Scenario probability weighting	23.10%	24.00%
Upside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.80%	0.40%
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,826,000,000	£ 16,627,000,000
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670,000,000	1,104,000,000
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	138,992,000,000	116,402,000,000
Upside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	303,000,000	5,000,000
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,000,000	1,000,000
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	264,000,000	£ 4,000,000
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	12.90%	17.20%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.30%	72.50%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.10%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,108,000,000	£ 10,355,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008,000,000	2,999,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	69,012,000,000	31,082,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,231,000,000	4,296,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,562,000,000	1,779,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,174,000,000	2,174,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 495,000,000	£ 343,000,000
Upside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.20%	2.60%
Upside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.60%
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,433,000,000	£ 11,031,000,000
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489,000,000
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162,058,000,000	81,180,000,000
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	611,000,000
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323,000,000	290,000,000
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	114,000,000
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 174,000,000	£ 163,000,000
Upside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.10%
Upside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.00%	32.60%
Upside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.70%
Upside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.30%	30.20%
Upside 1 [member] | United States [member] | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.30%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period applicable in scenario model to calculate expected credit losses	5 years
Scenario probability weighting	10.10%	9.00%
Upside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.70%	0.30%
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,245,000,000	£ 16,214,000,000
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670,000,000	1,104,000,000
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	139,574,000,000	116,814,000,000
Upside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	299,000,000	4,000,000
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,000,000	1,000,000
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	262,000,000	£ 3,000,000
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	12.30%	16.80%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.60%	71.80%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	0.90%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,449,000,000	£ 9,334,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008,000,000	2,999,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	69,190,000,000	32,104,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,056,000,000	4,027,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,412,000,000	1,569,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,154,000,000	2,154,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 490,000,000	£ 304,000,000
Upside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.10%	2.50%
Upside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.40%
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,773,000,000	£ 10,866,000,000
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489,000,000
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162,717,000,000	81,346,000,000
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	558,000,000
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	285,000,000	277,000,000
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	111,000,000
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162,000,000	£ 161,000,000
Upside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.50%
Upside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.40%
Upside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.00%	46.40%
Upside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.80%
Upside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Upside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	37.10%	36.90%
Upside 2 [member] | United States [member] | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.30%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period applicable in scenario model to calculate expected credit losses	5 years
Scenario probability weighting	40.80%	41.00%
Baseline [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Baseline [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.90%	0.50%
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,570,000,000	£ 17,105,000,000
Baseline [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670,000,000	1,104,000,000
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	138,249,000,000	115,924,000,000
Baseline [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	307,000,000	8,000,000
Baseline [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,000,000	3,000,000
Baseline [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	266,000,000	£ 5,000,000
Baseline [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	2.00%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	13.50%	18.10%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.00%	73.30%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.10%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,075,000,000	£ 10,902,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008,000,000	2,999,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	68,388,000,000	30,536,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,461,000,000	4,519,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,771,000,000	1,969,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,195,000,000	2,199,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 495,000,000	£ 351,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Key principal portfolios [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	2.00%
Baseline [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.70%
Baseline [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.90%	27.70%
Baseline [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.20%
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,380,000,000	£ 11,271,000,000
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489,000,000	1,165,000,000
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	161,111,000,000	80,941,000,000
Baseline [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	679,000,000	787,000,000
Baseline [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	374,000,000	302,000,000
Baseline [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	117,000,000	323,000,000
Baseline [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	188,000,000	£ 162,000,000
Baseline [member] | Wholesale loans [member] | Impairment allowance [member] | Expected credit losses individually assessed [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Min [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,000,000
Baseline [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.70%
Baseline [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.20%
Baseline [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Baseline [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Baseline [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	4.10%
Baseline [member] | United States [member] | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.70%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.70%	23.00%
Downside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Downside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.30%	0.70%
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,364,000,000	£ 18,170,000,000
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670,000,000	1,104,000,000
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	136,454,000,000	114,858,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	326,000,000	15,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,000,000	7,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	272,000,000	7,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,000,000	£ 1,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.20%	20.10%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.30%	74.50%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	1.20%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,663,000,000	£ 11,591,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008,000,000	2,999,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	68,309,000,000	29,846,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,130,000,000	4,930,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,384,000,000	2,331,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,235,000,000	2,234,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 511,000,000	£ 365,000,000
Downside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.10%	3.40%
Downside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.50%
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,770,000,000	£ 11,694,000,000
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489,000,000
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	157,720,000,000	80,517,000,000
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	977,000,000
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	579,000,000	397,000,000
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	127,000,000
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 271,000,000	£ 203,000,000
Downside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.30%
Downside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.70%
Downside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.20%)	(0.50%)
Downside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.40%
Downside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.20%
Downside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.00%
Downside 1 [member] | United States [member] | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Downside 2 [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	£ 29,000,000,000
Downside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.70%
Downside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.90%	2.40%
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 22,314,000,000	£ 23,724,000,000
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,670,000,000	1,104,000,000
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	132,505,000,000	109,305,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	505,000,000	208,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	170,000,000	172,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	316,000,000	27,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,000,000	£ 9,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	13.80%
Increase (decrease) in coverage rates	21.80%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.80%	26.40%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.20%	76.60%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	1.60%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	8.00%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 6,000,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,615,000,000	£ 16,553,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,008,000,000	2,999,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	67,015,000,000	24,884,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,105,000,000	7,051,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,285,000,000	4,366,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,292,000,000	2,297,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 528,000,000	£ 388,000,000
Downside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.30%	4.40%
Downside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.60%
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33,168,000,000	£ 18,496,000,000
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,489,000,000
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	143,323,000,000	73,715,000,000
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,852,000,000
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,427,000,000	813,000,000
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	128,000,000
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 297,000,000	£ 242,000,000
Downside 2 [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.00%
Downside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.70%)	(4.10%)
Downside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	8.80%
Downside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.40%)	(32.10%)
Downside 2 [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.00%
Downside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(3.30%)
Downside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.40%
Downside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(19.80%)	(17.40%)
Downside 2 [member] | United States [member] | Federal funds rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.50%